Commitments and Contingencies (Details) - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 298	$ 290
Operating lease liabilities long-term	455	588
Total operating lease liabilities	$ 753	$ 878
Weighted Average of Remaining Lease Term	2 years 11 months 4 days	3 years 3 months 29 days
Weighted-average discount rate - operating leases	9.34%	9.60%